UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      LaGrange Capital Administration, L.L.C.

Address:   570 Lexington Avenue
           27th Floor
           New York, New York 10022


Form 13F File Number: 028-11837


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank LaGrange Johnson
Title:  Managing Member
Phone:  (212) 993-7057

Signature,  Place,  and  Date  of  Signing:

/s/ Frank LaGrange Johnson         New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $       11,717
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BASIC ENERGY SVCS INC NEW  COM            06985P100    1,075   104,207 SH       SOLE                  104,207      0    0
COINSTAR INC               COM            19259P300      277     4,034 SH       SOLE                    4,034      0    0
DICE HLDGS INC             COM            253017107    1,624   172,968 SH       SOLE                  172,968      0    0
FORWARD INDS INC N Y       COM NEW        349862300    1,800 1,034,581 SH       SOLE                1,034,581      0    0
GREEN DOT CORP             CL A           39304D102      288    13,000 SH       SOLE                   13,000      0    0
HUNTSMAN CORP              COM            447011107      407    31,487 SH       SOLE                   31,487      0    0
KRISPY KREME DOUGHNUTS INC COM            501014104      179    28,061 SH       SOLE                   28,061      0    0
NII HLDGS INC              CL B NEW       62913F201    1,222   119,489 SH       SOLE                  119,489      0    0
SCHOOL SPECIALTY INC       COM            807863105    3,331 1,021,832 SH       SOLE                1,021,832      0    0
SCIENTIFIC GAMES CORP      CL A           80874P109      608    71,079 SH       SOLE                   71,079      0    0
WORLD WRESTLING ENTMT INC  CL A           98156Q108      905   115,704 SH       SOLE                  115,704      0    0